Cover	Oct. 17, 2022
Cover [Abstract]
Entity Registrant Name	Infinite Group, Inc.
Entity Central Index Key	0000884650
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Oct. 17, 2022
Entity File Number	000-21816
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-1490422
Entity Address Address Line 1	175 Sully’s Trail
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Pittsford
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14534
City Area Code	585
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	385-0610